RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party [Abstract]
Officer salaries and short-term benefits	$ 10,661	$ 8,230
Share based payment expense	4,237	4,478
Directors fees	600	512
Severance payments	461	0
Key management personnel compensation	15,959	13,220
Chartered aircraft expense, related party	68	$ 177
Other expenses, related party	$ 61